Other Operating Expenses - Tax Disputes in Turkey, South Korea and Russia - Additional Information (Details) £ in Millions, ₩ in Billions			1 Months Ended	12 Months Ended
	Sep. 16, 2021 GBP (£)	Aug. 23, 2019 KRW (₩)	Nov. 30, 2021 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Other Operating Expenses [Line Items]
Other adjusting items in other operating expenses				£ 0	£ 0
Turkey | BAT Tutun
Other Operating Expenses [Line Items]
Tax installment amount			£ 47
South Korea | BAT Korea | Tax reassessment | VAT
Other Operating Expenses [Line Items]
Settlement received	£ 4	₩ 6.7
Tax Disputes in Turkey | Turkey | BAT Tutun
Other Operating Expenses [Line Items]
Tax installment amount			£ 47
Number of tax payment instalment			18
Tax Disputes in Turkey | Turkey | BAT Tutun | Excise and penalties disputes
Other Operating Expenses [Line Items]
Tax installment amount			£ 30
Tax Disputes in Turkey | Turkey | BAT Tutun | Interest in net finance costs
Other Operating Expenses [Line Items]
Tax installment amount			11
Tax Disputes in Turkey | Turkey | BAT Tutun | Taxation
Other Operating Expenses [Line Items]
Tax installment amount			£ 6
Excise dispute in Russia
Other Operating Expenses [Line Items]
Other adjusting items in other operating expenses						£ 202
Amount recognised in relation to prior year					40
Amount used to offset adjusting items included in taxation					£ 14